Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights
9.    Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners share of income, expenses and average net assets.

Spectrum Currency

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$9.57	$10.03	$11.16

Interest Income	– (3)	0.01	0.01
Expenses	(0.60)	(0.64)	(0.71)
Realized/Unrealized Gain (Loss) (1)	(0.34)	0.17 (2)	(0.43	) (2)

Net Loss	(0.94)	(0.46)	(1.13)

Net asset value, December 31:	$8.63	$9.57	$10.03

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.7)%	(6.6)%	(6.7)%
Expenses before Incentive Fees	6.8%	6.7%	6.8%
Expenses after Incentive Fees	6.8%	6.7%	6.8%
Net Loss	(10.9)%	(5.1)%	(11.1)%
Total return before incentive fees	(9.8)%	(4.6)%	(10.1)%
Total return after incentive fees	(9.8)%	(4.6)%	(10.1)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights presentation.

(3)	Amounts less than 0.005%.

Spectrum Global Balanced

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$17.12	$15.23	$17.50

Interest Income	0.01	0.02	0.02
Expenses	(0.96)	(0.98)	(1.01)
Realized/Unrealized Gain (Loss) (1)	(1.34)	2.85 (2)	(1.28	) (2)

Net Gain (Loss)	(2.29)	1.89	(2.27)

Net asset value, December 31:	$14.83	$17.12	$15.23

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.2)%	(6.0)%	(6.2)%
Expenses before Incentive Fees	6.3%	6.1%	6.3%
Expenses after Incentive Fees	6.3%	6.1%	6.3%
Net Gain (Loss)	(15.4)%	11.8%	(14.8)%
Total return before incentive fees	(13.4)%	12.4%	(13.0)%
Total return after incentive fees	(13.4)%	12.4%	(13.0)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights presentation.

Spectrum Select

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$38.03	$37.96	$40.80

Interest Income	0.01	0.03	0.03
Expenses	(3.07)	(3.18)	(3.27)
Realized/Unrealized Gain (Loss) (1)	(3.73)	3.22 (2)	0.40 (2)

Net Gain (Loss)	(6.79)	0.07 *	(2.84)

Net asset value, December 31:	$31.24	$38.03	$37.96

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.8)%	(8.9)%	(8.6)%
Expenses before Incentive Fees	8.3%	8.4%	8.5%
Expenses after Incentive Fees	8.9%	9.0%	8.7%
Net Loss	(19.6)%	(0.7)%	(8.2)%
Total return before incentive fees	(17.3)%	0.8%	(6.8)%
Total return after incentive fees	(17.9)%	0.2%	(7.0)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights presentation.

* The increase in the net asset value per Unit, while the Partnership incurred a net loss for the year ended December 31, 2010, is due to the timing of subscriptions and redemptions of Units throughout the year.

Spectrum Strategic

	2011	2010	2009
Per Unit operating performance:
Net asset value, January 1:	$21.49	$19.13	$18.82

Interest Income	0.01	0.02	0.01
Expenses	(1.87)	(1.98)	(1.81)
Realized/Unrealized Gain (Loss) (1)	(3.61)	4.32 (2)	2.11 (2)

Net Gain (Loss)	(5.47)	2.36	0.31

Net asset value, December 31:	$16.02	$21.49	$19.13

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(9.8)%	(10.6)%	(9.9)%
Expenses before Incentive Fees	9.0%	8.8%	9.0%
Expenses after Incentive Fees	9.8%	10.6%	10.0%
Net Gain (Loss)	(28.6)%	11.8%	1.0%
Total return before incentive fees	(24.7)%	14.2%	2.6%
Total return after incentive fees	(25.5)%	12.3%	1.6%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights presentation.

Spectrum Technical

	2011	2010		2009
Per Unit operating performance:
Net asset value, January 1:	$21.33	$20.53		$22.76

Interest Income	0.01	0.02		0.02
Expenses	(1.68)	(1.64	) *	(1.75	) †
Realized/Unrealized Gain (Loss) (1)	(0.01)	2.42	(2)	(0.50	) (2)

Net Gain (Loss)	(1.68)	0.80		(2.23)

Net asset value, December 31:	$19.65	$21.33		$20.53

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.1)%	(8.2)%		(8.3)%
Expenses before Incentive Fees	8.2%	8.3	%**	8.3	% ††
Expenses after Incentive Fees	8.2%	8.3	%**	8.4	% ††
Net Gain (Loss)	(8.0)%	3.4%		(11.1)%
Total return before incentive fees	(7.8)%	3.9%		(9.8)%
Total return after incentive fees	(7.9)%	3.9%		(9.8)%

(1)	Realized/Unrealized Gain (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)
  These amounts have been reclassified from the prior year financial statements to conform to the current year presentation. Specifically, realized and unrealized gain (loss) per Unit amounts were combined in the 2011 Financial Highlights presentation.

*   Expenses per Unit would have been $(1.64) had it not been for the management fee waived by Chesapeake.
** Such percentage is after waiver of management fees.  Chesapeake voluntarily waived a portion of the management fees (equal to 0.02% of the average net assets).

† Expenses per Unit would have been $(1.77) had it not been for the management fee waived by Rotella.
†† Such percentage is after waiver of management fees.  Rotella voluntarily waived a portion of the management fees for the fourth quarter of 2009 (equal to 0.1% of the average net assets).